Financial assets and liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash and cash equivalents	$ 77,554	$ 71,318	$ 67,619	$ 60,447
Borrowings	(115,762)	(108,763)
Lease liabilities	(6,237)	(7,732)
Warrant liability	(992)	(5,426)		$ (2,185)
Net Debt	(45,437)	(50,603)
Gross debt - fixed interest rates
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	(121,999)	(116,495)
Gross debt - variable interest rates
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ 0	$ 0